Share Capital and Share Premium - Summary of Movement in the Share Capital (Detail) £ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2022 GBP (£) shares	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2020 GBP (£) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	£ 65,548	£ 99,230	£ 63,522
Beginning balance, Shares | shares	52,180	51,175
Exercise of share options	£ 24	£ 182	15
Exercise of share options | shares	193	1,005
Ending balance	£ 38,502	£ 65,548	£ 99,230
Ending balance, Shares | shares	52,373	52,180	51,175
Share Capital [member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	£ 2,087	£ 2,047	£ 1,299
Exercise of share options	8	40	1
Ending balance	2,095	2,087	2,047
Share Premium [member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	141,050	140,890	79,541
Exercise of share options	58	160	14
Ending balance	£ 141,108	£ 141,050	£ 140,890